Net Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet Classification of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets	$ 8,279	$ 5,265
Deferred tax liabilities	(589)	(3,105)
Other current assets	7,690	2,160
Deferred tax assets	4,632	4,982
Deferred tax liabilities	(9,283)	(3,794)
Other noncurrent assets (liabilities)	$ (4,651)	$ 1,188